Document and Entity Information	Mar. 25, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	AMERICAN HONDA FINANCE CORP
Amendment Flag	false
Entity Central Index Key	0000864270
Document Type	8-K
Document Period End Date	Mar. 25, 2022
Entity Incorporation State Country Code	CA
Entity File Number	001-36111
Entity Tax Identification Number	95-3472715
Entity Address, Address Line One	1919 Torrance Blvd.
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
City Area Code	(310)
Local Phone Number	972-2555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
M 2.625 Medium Term Notes Series A Due October 1420223 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Medium-Term Notes, Series A Due October 14, 2022
Trading Symbol	HMC/22A
Security Exchange Name	NYSE
M 1.375 Medium Term Notes Series A Due November 1020225 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Medium-Term Notes, Series A Due November 10, 2022
Trading Symbol	HMC/22
Security Exchange Name	NYSE
M 1.300 Medium Term Notes Series A Due March 2120222 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.550% Medium-Term Notes, Series A Due March 17, 2023
Trading Symbol	HMC/23
Security Exchange Name	NYSE
A 0750 Medium Term Notes Series A Due January 172024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Medium-Term Notes, Series A Due January 17, 2024
Trading Symbol	HMC/24A
Security Exchange Name	NYSE
A 0350 Medium Term Notes Series A Due August 262022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.350% Medium-Term Notes, Series A Due August 26, 2022
Trading Symbol	HMC/22C
Security Exchange Name	NYSE
A 1600 Medium Term Notes Series A Due April 202022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.600% Medium-Term Notes, Series A Due April 20, 2022
Trading Symbol	HMC/22E
Security Exchange Name	NYSE
M 1.950 Medium Term Notes Series A Due October 1820241 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.950% Medium-Term Notes, Series A Due October 18, 2024
Trading Symbol	HMC/24D
Security Exchange Name	NYSE
M 0.750 Medium Term Notes Series A Due November 2520264 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Medium-Term Notes, Series A Due November 25, 2026
Trading Symbol	HMC/26A
Security Exchange Name	NYSE
A 0300 Medium Term Notes Series A Due July 72028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.300% Medium-Term Notes, Series A Due July 7, 2028
Trading Symbol	HMC/28A
Security Exchange Name	NYSE
M 1.500 Medium Term Notes Series A Due October 1920272 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Medium-Term Notes, Series A Due October 19, 2027
Trading Symbol	HMC/27A
Security Exchange Name	NYSE